Finance Agreement Payable (Details Narrative) - USD ($)		12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Finance Agreement Payable
Financing agreement entered into for prepaid insurance	$ 467,500	$ 467,500	$ 1,037,706
Interest rate	8.95%
Maturity date	Aug. 25, 2024
Finance agreement payable		374,000	$ 849,032	$ 93,500
Prepaid expenses		449,041		550,000
Unamortized balance		$ 449,041		$ 174,795